Income taxes (Narrative) (Details)	12 Months Ended
Oct. 31, 2018 USD ($)
Statements Line Items
Non-capital losses	$ 29,092,550
Approximations [Member]
Statements Line Items
Non-capital losses	29,000,000
Capital loss carry forwards	$ 1,300,000